NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2015
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Total minimum lease payments to be received	312,184	233,820	36,096
Initial direct cost	3,963	3,963	612
	316,147	237,783	36,708
Unearned income	(41,360)	(27,878)	(4,304)
Net investment in direct finance leases	274,787	209,905	32,404
Current	143,853	100,988	15,590
Non-current	130,934	108,917	16,814
Total	274,787	209,905	32,404

Schedule of Future Minimum Lease Payments

	Future minimum lease payments
	RMB	US$
2016	110,512	21,026
2017	92,059	10,246
2018	12,287	1,897
2019	7,409	1,144
2020	3,675	567
above 5 years	11,841	1,828